Summary of Accounting Policies (Schedule of Changes in Accounting Policy Regarding Pension and Other Postretirement Benefits - Consolidated Balance Sheets) (Details) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings	$ 1,993	[1]	$ 1,664	[1]
Accumulated other comprehensive income (loss), net	(89)	[1]	(90)	[1]	(90)	[1]	(145)	[1]
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings	2,986		2,424
Accumulated other comprehensive income (loss), net	(1,082)		(850)
Effect of Change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings	(993)		(760)
Accumulated other comprehensive income (loss), net	$ 993		$ 760

[1]	As Adjusted (Note 2)